FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk of exchange rate depreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Risk of exchange rate appreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Russian Ruble | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ 18	$ 35
Effect on other comprehensive income	9	32
Russian Ruble | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(25)	(39)
Effect on other comprehensive income	(10)	(39)
Bangladeshi Taka | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(30)	(30)
Effect on other comprehensive income	0	0
Bangladeshi Taka | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	33	33
Effect on other comprehensive income	0	0
Pakistani Rupee | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(3)	(4)
Effect on other comprehensive income	0	0
Pakistani Rupee | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	4	4
Effect on other comprehensive income	0	0
Georgian Lari | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(37)	(36)
Effect on other comprehensive income	0	0
Georgian Lari | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	41	40
Effect on other comprehensive income	0	0
Other currencies (net) | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(7)	8
Effect on other comprehensive income	0	4
Other currencies (net) | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	7	(9)
Effect on other comprehensive income	$ 0	$ (4)